Offerings	Sep. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ZincFive, Inc. Common Stock
Amount Registered | shares	8,658,791
Maximum Aggregate Offering Price	$ 99,922,448.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,799.29
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus (the "Business Combination") forming part of this registration statement (the "proxy statement/prospectus"), Spark I Acquisition Corporation, a Cayman Islands exempted company ("SPKL"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which SPKL's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (together with the deregistration, the "Domestication"). All securities being registered will be issued following the Domestication by ZincFive, Inc., the continuing entity following the Business Combination ("ZincFive"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The number of shares of common stock of ZincFive, par value $0.0001 per share ("ZincFive Common Stock"), being registered represents (i) 6,236,713 shares of Class A ordinary shares of SPKL, par value $0.0001 per share (the "SPKL Class A Ordinary Shares"), including the 2,236,713 SPKL Class A Ordinary Shares that were included in the units issued in SPKL's initial public offering (the "IPO"), which were registered pursuant to the Registration Statement on Form S-1 (File No. 333-273176) (the "IPO Registration Statement) and offered by SPKL in its IPO (the "Public Shares"), and 4,000,000 SPKL Class A Ordinary Shares held by SLG SPAC Fund LLC (the "Sponsor"); and (ii) 2,422,078 shares of the Class B ordinary shares of SPKL, par value $0.0001 per share (the "SPKL Class B Ordinary Shares"), held by the Sponsor and certain officers and directors of SPKL, which will convert into SPKL Class A Ordinary Shares immediately prior to the Domestication. In connection with the Domestication, (a) each SPKL Class A Ordinary Share issued and outstanding as of immediately prior to the Domestication will convert into one share of ZincFive Common Stock (provided that each SPKL Class A Ordinary Share owned by holders of Public Shares who have validly elected to redeem their Public Shares will instead be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one SPKL Class A Ordinary Share (the "SPKL Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of ZincFive Common Stock (the "ZincFive Warrants") on the same terms as the SPKL Warrants, and (c) each unit of SPKL (the "SPKL Unit") issued and outstanding as of immediately prior to the Domestication will be cancelled and each holder will be entitled to one share of ZincFive Common Stock and one-half of one ZincFive Warrant. Calculated in accordance with Rules 457(c) and 457(f)(1) under the Securities Act, based on the average of the high and low prices of the SPKL Class A Ordinary Shares on The Nasdaq Stock Market LLC ("Nasdaq") on September 29, 2026 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the "SEC")) ($11.54 per SPKL Class A Ordinary Share).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ZincFive, Inc. Common Stock
Amount Registered | shares	60,000,000
Maximum Aggregate Offering Price	$ 131,238.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.12
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus, SPKL intends to effect the Domestication. All securities being registered will be issued following the Domestication by ZincFive. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The number of shares of ZincFive Common Stock being registered represents up to 60,000,000 shares of ZincFive Common Stock that will be issued to securityholders of ZincFive, Inc., a Delaware corporation, prior to the closing of the Business Combination ("Legacy ZincFive" and such securityholders, "Legacy ZincFive Securityholders"), including shares issuable upon exercise of options or settlement of restricted stock units held by Legacy ZincFive Securityholders that will be assumed and converted into an option to purchase, or a restricted stock unit in respect of, shares of ZincFive Common Stock, in connection with the Business Combination as described in the proxy statement/prospectus. Calculated in accordance with Rule 457(f)(2) of the Securities Act. Legacy ZincFive is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value per share ($0.001) of Legacy ZincFive securities expected to be exchanged in connection with the Business Combination described herein (393,716,109 shares, including the Legacy ZincFive securities issuable upon the exercise of options and warrants).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for ZincFive, Inc. Common Stock
Amount Registered | shares	14,990,535
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus, SPKL intends to effect the Domestication. All securities being registered will be issued following the Domestication by ZincFive. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The number of ZincFive Warrants being registered represents (i) 5,000,000 SPKL Warrants that were registered pursuant to the IPO Registration Statement and offered by SPKL in its IPO; (ii) 8,490,535 SPKL Warrants that were issued to the Sponsor in a private placement closed simultaneously with the IPO; and (iii) 1,500,000 SPKL Warrants that may be issued to the Sponsor upon the conversion of, at the Sponsor's discretion, up to $1,500,000 of the unpaid principal balance of the convertible unsecured promissory note, dated January 28, 2025, issued by SPKL to the Sponsor in the principal amount of up to $1,900,000 upon consummation of the Business Combination. In connection with the Domestication, each SPKL Warrant will be converted automatically into a ZincFive Warrant. Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, based on the sum of (i) the average of the high and low prices of the SPKL Warrants on Nasdaq on September 29, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) ($0.94 per SPKL Warrant) and (ii) the $11.50 exercise price of the ZincFive Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the ZincFive Warrants has been allocated to the ZincFive Common Stock issuable upon exercise of the ZincFive Warrants and included in the registration fee paid in respect of such shares of ZincFive Common Stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ZincFive, Inc. Common Stock issuable upon exercise of Warrants
Amount Registered | shares	14,990,535
Proposed Maximum Offering Price per Unit	12.44
Maximum Aggregate Offering Price	$ 186,482,255.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,753.20
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus, SPKL intends to effect the Domestication. All securities being registered will be issued following the Domestication by ZincFive. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents the number of shares of ZincFive Common Stock issuable upon exercise of the ZincFive Warrants described in Note (3). Each whole ZincFive Warrant will entitle the warrant holder to purchase one share of ZincFive Common Stock at a price of $11.50 per share. Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, based on the sum of (i) the average of the high and low prices of the SPKL Warrants on Nasdaq on September 29, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) ($0.94 per SPKL Warrant) and (ii) the $11.50 exercise price of the ZincFive Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the ZincFive Warrants has been allocated to the ZincFive Common Stock issuable upon exercise of the ZincFive Warrants and included in the registration fee paid in respect of such shares of ZincFive Common Stock.